Fair Value (Tables)	12 Months Ended
Mar. 31, 2024
Fair Value Disclosures [Abstract]
Assets and Liabilities Measured at Fair Value by Level on Recurring Basis
The following tables present the financial instruments carried at fair value by level within the fair value hierarchy as of March 31, 2023 and 2024:

At March 31, 2023	Level 1	Level 2	Level 3	Fair Value
	(in millions)
Assets
Trading account assets:
Trading securities(1)	¥19,098,208	¥12,746,415	¥1,182,319	¥33,026,942
Debt securities
Japanese national government and Japanese government agency bonds	6,092,523	329,502	—	6,422,025
Japanese prefectural and municipal bonds	—	279,168	—	279,168
Foreign government and official institution bonds	11,760,274	493,691	1,168	12,255,133
Corporate bonds	3,965	2,252,424	—	2,256,389
Residential mortgage-backed securities	—	4,978,709	—	4,978,709
Commercial mortgage-backed securities	—	4,627	—	4,627
Asset-backed securities	—	1,210,381	668,911	1,879,292
Other debt securities	—	—	334,124	334,124
Commercial paper	—	1,931,569	—	1,931,569
Equity securities(2)	1,241,446	1,266,344	178,116	2,685,906
Trading derivative assets	84,406	12,674,978	142,343	12,901,727
Interest rate contracts	40,013	7,311,689	93,833	7,445,535
Foreign exchange contracts	3,909	5,258,511	13,714	5,276,134
Equity contracts	40,484	28,617	20,659	89,760
Commodity contracts	—	17	9,908	9,925
Credit derivatives	—	76,144	3,801	79,945
Other(8)	—	—	428	428
Trading loans(3)	—	13,820	—	13,820
Investment securities:
Available-for-sale debt securities	25,236,359	10,250,511	253,932	35,740,802
Japanese national government and Japanese government agency bonds	23,292,055	2,754,548	—	26,046,603
Japanese prefectural and municipal bonds	—	2,759,941	—	2,759,941
Foreign government and official institution bonds	1,944,304	978,438	—	2,922,742
Corporate bonds	—	1,056,191	1,970	1,058,161
Residential mortgage-backed securities	—	1,110,239	15	1,110,254
Asset-backed securities	—	1,247,377	182,938	1,430,315
Other debt securities	—	343,777	69,009	412,786
Equity securities	4,362,017	101,576	74,761	4,538,354
Marketable equity securities	4,362,017	101,576	—	4,463,593
Nonmarketable equity securities(4)	—	—	74,761	74,761
Other(5)	1,535,446	848,596	92,251	2,476,293
Total	¥50,316,436	¥36,635,896	¥1,745,606	¥88,697,938

At March 31, 2023	Level 1	Level 2	Level 3	Fair Value
	(in millions)
Liabilities
Trading account liabilities:
Trading securities sold, not yet purchased	¥232,287	¥2,620	¥—	¥234,907
Trading derivative liabilities	163,129	13,718,992	61,247	13,943,368
Interest rate contracts	85,641	8,566,043	45,204	8,696,888
Foreign exchange contracts	1,679	5,013,909	2,369	5,017,957
Equity contracts	75,809	48,953	3,731	128,493
Commodity contracts	—	—	9,817	9,817
Credit derivatives	—	90,087	62	90,149
Other(8)	—	—	64	64
Obligation to return securities received as collateral(6)	6,664,578	158,763	68,204	6,891,545
Other(7)	—	313,482	73,663	387,145
Total	¥7,059,994	¥14,193,857	¥203,114	¥21,456,965

At March 31, 2024	Level 1	Level 2	Level 3	Fair Value
	(in millions)
Assets
Trading account assets:
Trading securities(1)	¥18,626,829	¥13,457,903	¥2,041,954	¥34,126,686
Debt securities
Japanese national government and Japanese government agency bonds	6,278,228	395,745	—	6,673,973
Japanese prefectural and municipal bonds	—	91,683	—	91,683
Foreign government and official institution bonds	10,170,757	662,651	101	10,833,509
Corporate bonds	8,937	2,723,957	—	2,732,894
Residential mortgage-backed securities	—	5,422,286	—	5,422,286
Asset-backed securities	—	1,374,191	1,352,755	2,726,946
Other debt securities	—	2,599	536,846	539,445
Commercial paper	—	1,609,441	—	1,609,441
Equity securities(2)	2,168,907	1,175,350	152,252	3,496,509
Trading derivative assets	90,325	15,081,739	151,242	15,323,306
Interest rate contracts	14,143	9,382,147	110,013	9,506,303
Foreign exchange contracts	10,473	5,604,544	12,647	5,627,664
Equity contracts	65,709	48,606	8,647	122,962
Commodity contracts	—	391	18,282	18,673
Credit derivatives	—	46,047	1,148	47,195
Other(8)	—	4	505	509
Trading loans(3)	—	31,542	—	31,542
Investment securities:
Available-for-sale debt securities	23,569,981	7,620,772	204,619	31,395,372
Japanese national government and Japanese government agency bonds	21,336,860	1,830,540	—	23,167,400
Japanese prefectural and municipal bonds	—	1,045,991	—	1,045,991
Foreign government and official institution bonds	2,233,121	1,046,162	—	3,279,283
Corporate bonds	—	1,016,574	5,017	1,021,591
Residential mortgage-backed securities	—	1,229,510	15	1,229,525
Asset-backed securities	—	1,114,195	132,951	1,247,146
Other debt securities	—	337,800	66,636	404,436
Equity securities	5,401,388	70,823	86,137	5,558,348
Marketable equity securities	5,401,388	70,823	—	5,472,211
Nonmarketable equity securities(4)	—	—	86,137	86,137
Other(5)	1,175,125	1,224,351	139,117	2,538,593
Total	¥48,863,648	¥37,487,130	¥2,623,069	¥88,973,847

At March 31, 2024	Level 1	Level 2	Level 3	Fair Value
	(in millions)
Liabilities
Trading account liabilities:
Trading securities sold, not yet purchased	¥103,705	¥4,508	¥—	¥108,213
Trading derivative liabilities	117,567	16,269,035	92,336	16,478,938
Interest rate contracts	30,997	10,591,825	70,527	10,693,349
Foreign exchange contracts	954	5,542,872	2,449	5,546,275
Equity contracts	85,616	72,337	389	158,342
Commodity contracts	—	—	18,327	18,327
Credit derivatives	—	61,999	488	62,487
Other(8)	—	2	156	158
Obligation to return securities received as collateral(6)	6,955,747	195,622	71,399	7,222,768
Other(7)	—	193,599	66,452	260,051
Total	¥7,177,019	¥16,662,764	¥230,187	¥24,069,970

Notes:
(1)Includes securities measured under the fair value option.
(2)Excludes certain investments valued at net asset value of private equity funds, whose fair values were ¥225,972 million and ¥264,458 million at March 31, 2023 and 2024, respectively. The amounts of unfunded commitments related to these private equity funds were ¥172,562 million and ¥134,429 million at March 31, 2023 and 2024, respectively.
(3)Includes loans measured under the fair value option.
(4)Excludes certain investments valued at net asset value of real estate funds and private equity and other funds, whose fair values at March 31, 2023 were ¥29,308 million and ¥51,458 million, respectively, and those at March 31, 2024 were ¥37,207 million and ¥53,324 million, respectively. The amounts of unfunded commitments related to these real estate funds and private equity and other funds at March 31, 2023 were ¥1,305 million and nil, respectively, and those at March 31, 2024 were ¥869 million and ¥250 million, respectively.
(5)Mainly comprises securities received as collateral that may be sold or repledged under securities lending transactions.
(6)Included in Other liabilities.
(7)Mainly includes other short-term borrowings, long-term debt, and bifurcated embedded derivatives carried at fair value.
(8)Includes certain derivatives such as earthquake derivatives.
Reconciliation of Assets and Liabilities Measured at Fair Value on Recurring Basis Using Level 3 Inputs	Accordingly, the gains and losses in the tables below include changes in fair value due in part to observable inputs used in the valuation techniques.

	March 31, 2022	Total gains (losses) for the period											March 31, 2023	Change in unrealized gains (losses) for assets and liabilities still held at March 31, 2023
		Included in earnings		Included in other comprehensive income	Purchases	Issues	Sales	Settlements	Transfers into Level 3		Transfers out of Level 3
	(in millions)
Assets
Trading account assets:
Trading securities(1)	¥797,997	¥50,044	(2)	¥—	¥387,100	¥—	¥(21,409)	¥(30,468)	¥—		¥(945)		¥1,182,319	¥43,990	(2)
Debt securities
Foreign government and official institution bonds	1,711	16		—	5,718	—	(5,765)	(250)	—		(262)		1,168	(35)
Corporate bonds	683	—		—	—	—	—	—	—		(683)		—	—
Asset-backed securities	315,231	17,132		—	354,978	—	(15,636)	(2,794)	—		—		668,911	15,749
Other debt securities	313,166	21,297		—	8,128	—	—	(8,467)	—		—		334,124	20,646
Equity securities	167,206	11,599		—	18,276	—	(8)	(18,957)	—		—		178,116	7,630
Trading derivatives—net	71,089	(2,045)	(2)	1,138	612	(334)	—	(17,198)	55,211		(27,377)		81,096	45,862	(2)
Interest rate contracts—net	37,493	(27,947)		297	—	—	—	10,932	55,243	(5)	(27,389)	(5)	48,629	10,779
Foreign exchange contracts—net	7,463	8,210		86	—	—	—	(4,484)	(32)		102		11,345	7,877
Equity contracts—net	23,420	16,190		758	19	—	—	(23,369)	—		(90)		16,928	25,646
Commodity contracts—net	(45)	153		(3)	—	—	—	(14)	—		—		91	153
Credit derivatives—net	2,729	1,273		—	—	—	—	(263)	—		—		3,739	1,303
Other—net(8)	29	76		—	593	(334)	—	—	—		—		364	104
Investment securities:
Available-for-sale debt securities	212,936	(1,303)	(3)	16,357	301,283	—	—	(272,638)	1,405		(4,108)		253,932	2,094	(3)
Foreign government and official institution bonds	11,890	—		(925)	128	—	—	(11,093)	—		—		—	—
Corporate bonds	3,089	(164)		142	1,823	—	—	(67)	1,255		(4,108)		1,970	147
Residential mortgage-backed securities	15	—		—	—	—	—	—	—		—		15	—
Asset-backed securities	124,379	(1,174)		14,406	296,645	—	—	(251,318)	—		—		182,938	(823)
Other debt securities	73,563	35		2,734	2,687	—	—	(10,160)	150		—		69,009	2,770
Equity securities	55,883	712	(3)	345	18,963	—	(2,682)	(806)	3,411		(1,065)		74,761	161	(3)
Nonmarketable equity securities	55,883	712		345	18,963	—	(2,682)	(806)	3,411		(1,065)		74,761	161
Other	4,912	61	(7)	(21)	90,986	—	—	(5,612)	1,925		—		92,251	61	(7)
Assets held for sale	76,918	992	(9)	9,263	1,620	—	(77,390)	(11,403)	—		—		—	—
Investment securities	65,262	(3,619)		7,156	297	—	(56,292)	(12,804)	—		—		—	—
Other	11,656	4,611		2,107	1,323	—	(21,098)	1,401	—		—		—	—
Total	¥1,219,735	¥48,461		¥27,082	¥800,564	¥(334)	¥(101,481)	¥(338,125)	¥61,952		¥(33,495)		¥1,684,359	¥92,168
Liabilities
Obligation to return securities received as collateral	¥—	¥—		¥—	¥—	¥73,595	¥—	¥(5,391)	¥—		¥—		¥68,204	¥—
Other	16,463	35,755	(4)	(3,879)	—	53,887	—	(36,792)	72,173	(6)	(192)		73,663	43,066	(4)
Total	¥16,463	¥35,755		¥(3,879)	¥—	¥127,482	¥—	¥(42,183)	¥72,173		¥(192)		¥141,867	¥43,066

	March 31, 2023	Total gains (losses) for the period			Purchases	Issues	Sales	Settlements	Transfers into Level 3		Transfers out of Level 3		March 31, 2024	Change in unrealized gains (losses) for assets and liabilities still held at March 31, 2024
		Included in earnings		Included in other comprehensive income
	(in millions)
Assets
Trading account assets:
Trading securities(1)	¥1,182,319	¥213,607	(2)	¥—	¥728,692	¥—	¥(16,552)	¥(66,257)	¥145		¥—		¥2,041,954	¥206,853	(2)
Debt securities
Foreign government and official institution bonds	1,168	123		—	7	—	(7)	(1,190)	—		—		101	—
Asset-backed securities	668,911	143,982		—	552,320	—	—	(12,458)	—		—		1,352,755	143,014
Other debt securities	334,124	61,722		—	141,000	—	—	—	—		—		536,846	61,722
Equity securities	178,116	7,780		—	35,365	—	(16,545)	(52,609)	145		—		152,252	2,117
Trading derivatives—net	81,096	1,979	(2)	1,383	423	(355)	—	(16,407)	49,297		(58,510)		58,906	1,549	(2)
Interest rate contracts—net	48,629	(9,448)		(1,240)	—	—	—	4,784	49,324	(5)	(52,563)	(5)	39,486	(8,541)
Foreign exchange contracts—net	11,345	2,429		922	—	—	—	(582)	98		(4,014)		10,198	3,309
Equity contracts—net	16,928	10,324		1,694	4	—	—	(20,415)	(125)		(152)		8,258	8,070
Commodity contracts—net	91	(128)		7	—	—	—	(15)	—		—		(45)	(128)
Credit derivatives—net	3,739	(1,119)		—	—	—	—	(179)	—		(1,781)		660	(1,087)
Other—net(8)	364	(79)		—	419	(355)	—	—	—		—		349	(74)
Investment securities:
Available-for-sale debt securities	253,932	1,403	(3)	20,914	208,844	—	—	(278,573)	26		(1,927)		204,619	12,786	(3)
Corporate bonds	1,970	(83)		150	2,978	—	—	(4)	26		(20)		5,017	69
Residential mortgage-backed securities	15	—		—	—	—	—	—	—		—		15	—
Asset-backed securities	182,938	1,597		14,325	205,611	—	—	(271,520)	—		—		132,951	6,360
Other debt securities	69,009	(111)		6,439	255	—	—	(7,049)	—		(1,907)		66,636	6,357
Equity securities	74,761	1,223	(3)	524	10,665	—	(2,200)	—	2,015		(851)		86,137	64	(3)
Nonmarketable equity securities	74,761	1,223		524	10,665	—	(2,200)	—	2,015		(851)		86,137	64
Other	92,251	(204)	(7)	186	49,009	—	—	(2,125)	—		—		139,117	(204)	(7)
Total	¥1,684,359	¥218,008		¥23,007	¥997,633	¥(355)	¥(18,752)	¥(363,362)	¥51,483		¥(61,288)		¥2,530,733	¥221,048
Liabilities
Obligation to return securities received as collateral	¥68,204	¥—		¥—	¥—	¥5,053	¥—	¥(1,858)	¥—		¥—		¥71,399	¥—
Other	73,663	(58,355)	(4)	(8,293)	—	61,123	—	(111,353)	(705)		(22,924)	(6)	66,452	(17,683)	(4)
Total	¥141,867	¥(58,355)		¥(8,293)	¥—	¥66,176	¥—	¥(113,211)	¥(705)		¥(22,924)		¥137,851	¥(17,683)

Notes:
(1)Includes Trading securities measured under the fair value option.
(2)Included in Trading account losses—net and Foreign exchange gains (losses)—net.
(3)Included in Investment securities gains (losses)—net and Other comprehensive income—net.
(4)Included in Trading account losses—net and Other comprehensive income—net.
(5)Transfers into (out of) Level 3 for Interest rate contracts—net were mainly caused by changes in the impact of unobservable input to the entire fair value measurement. Unobservable input includes loss given default.
(6)Transfers into (out of) Level 3 for long-term debt in Other were mainly caused by the decrease (increase) in the observability of the key inputs to the valuation models and a corresponding increase (decrease) in the significance of the unobservable inputs.
(7)Included in Other non-interest income.
(8)Includes certain derivatives such as earthquake derivatives.
(9)Included in Investment securities gains (losses)—net, Trading account losses—net and Fees and commissions income.

Quantitative Information about Level 3 Fair Value Measurements
The following tables present information on the valuation techniques, significant unobservable inputs and their ranges for each major category of assets and liabilities measured at fair value on a recurring basis and classified in Level 3:

At March 31, 2023	Fair value(1)	Valuation technique	Significant unobservable inputs	Range	Weighted average(2)
	(in millions)
Assets
Trading securities and Investment securities :
Residential mortgage-backed securities and Asset-backed securities	¥101,014	Discounted cash flow	Recovery rate	100.0%	100.0%
	591,515	Internal model(4)	Asset correlations	3.0%	3.0%
			Discount factor	2.0%～2.3%	2.0%
			Prepayment rate	13.1%	13.1%
			Probability of default	0.0%~99.0%	—	(3)
			Recovery rate	72.2%	72.2%
Other debt securities	385,046	Discounted cash flow	Liquidity premium	0.9%~3.2%	2.8%

At March 31, 2023	Fair value(1)	Valuation technique	Significant unobservable inputs	Range	Median(2)
	(in millions)
Trading derivatives—net:
Interest rate contracts—net	48,209	Option model	Correlation between interest rates	30.0%~60.6%	44.4%
			Correlation between interest rate and foreign exchange rate	2.0%~60.0%	36.6%
			Volatility	70.3%~106.7%	80.1%
Foreign exchange contracts—net	11,345	Option model	Correlation between interest rates	30.0%~70.0%	50.6%
			Correlation between interest rate and foreign exchange rate	14.3%~60.0%	36.8%
			Correlation between foreign exchange rates	50.0%~70.6%	66.4%
			Volatility	10.6%~23.0%	15.6%
Equity contracts—net	3,316	Option model	Correlation between foreign exchange rate and equity	(58.4)%~55.0%	15.0%
			Correlation between equities	5.6%~95.0%	54.1%
			Volatility	28.0%~37.0%	32.2%
	13,612	Discounted cash flow	Term of litigation	0.1 years~1.0 year	0.5 years

At March 31, 2024	Fair value(1)	Valuation technique	Significant unobservable inputs	Range	Weighted average(2)
	(in millions)
Assets
Trading securities and Investment securities:
Asset-backed securities	¥1,248,241	Internal model(4)	Asset correlations	3.0%	3.0%
			Discount factor	1.4%~1.6%	1.4%
			Prepayment rate	17.7%	17.7%
			Probability of default	0.0%~93.0%	—	(3)
			Recovery rate	55.0%	55.0%
Other debt securities	587,272	Discounted cash flow	Liquidity premium	0.9%~3.2%	2.8%

At March 31, 2024	Fair value(1)	Valuation technique	Significant unobservable inputs	Range	Median(2)
	(in millions)
Trading derivatives—net:
Interest rate contracts—net	41,687	Option model	Correlation between interest rates	30.0%~60.7%	44.6%
			Correlation between interest rate and foreign exchange rate	(2.0)%~60.0%	35.0%
			Volatility	61.2%~80.6%	75.6%
Foreign exchange contracts—net	9,800	Option model	Correlation between interest rates	30.0%~70.0%	48.2%
			Correlation between interest rate and foreign exchange rate	17.6%~60.0%	36.3%
			Correlation between foreign exchange rates	50.0%~70.6%	66.4%
			Volatility	9.9%~21.3%	14.1%
Equity contracts—net	4,414	Option model	Correlation between foreign exchange rate and equity	0.0%~30.0%	20.0%
			Correlation between equities	5.0%~76.0%	57.5%
			Volatility	25.0%~37.0%	33.9%

Notes:
(1)The fair value as of March 31, 2023 and 2024 excludes the fair value of investments valued using vendor prices.
(2)Weighted average is calculated by weighing each input by the relative fair value of the respective financial instruments for investment securities. Median is used for derivative instruments.
(3)See “Probability of default” in “Changes in and range of unobservable inputs.”
(4)For further detail of Internal model, refer to the last paragraph of “Trading Account Assets and Liabilities—Trading Account Securities.”

Carrying Value of Assets Measured at Fair Value on Nonrecurring Basis by Level	The following table presents the carrying value of assets measured at fair value on a nonrecurring basis by level within the fair value hierarchy as of March 31, 2023 and 2024:

	2023				2024
	Level 1	Level 2	Level 3	Total carrying value	Level 1	Level 2	Level 3	Total carrying value
	(in millions)
Assets
Investment securities(1)(2)	¥—	¥13,366	¥13,271	¥26,637	¥—	¥9,460	¥45,175	¥54,635
Loans	1,917	3,388	611,055	616,360	2,271	5,201	626,372	633,844
Loans held for sale	—	—	439,361	439,361	—	—	472,711	472,711
Collateral dependent loans	1,917	3,388	171,694	176,999	2,271	5,201	153,661	161,133
Premises and equipment	—	—	11,835	11,835	—	—	6,950	6,950
Intangible assets	—	—	309	309	—	—	5,174	5,174
Goodwill	—	—	184,364	184,364	—	—	—	—
Other assets	178,592	—	29,003	207,595	—	32,481	18,173	50,654
Investments in equity method investees(1)	178,592	—	12,472	191,064	—	27,801	1,702	29,503
Other	—	—	16,531	16,531	—	4,680	16,471	21,151
Total	¥180,509	¥16,754	¥849,837	¥1,047,100	¥2,271	¥47,142	¥701,844	¥751,257

Notes:
(1)Excludes certain investments valued at net asset value of ¥33,595 million and ¥18,037 million at March 31, 2023 and 2024, respectively. The unfunded commitments related to these investments are ¥23,029 million and ¥24,208 million at March 31, 2023 and 2024, respectively. These investments are in private equity funds.
(2)Includes certain nonmarketable equity securities that are measured at fair value on a nonrecurring basis, including impairment and observable price change for nonmarketable equity securities measured under the measurement alternative.

Losses (Gains) Recorded as a Result of Changes in Fair Value Measured on a Nonrecurring Basis
The following table presents losses recorded as a result of changes in the fair value of assets measured at fair value on a nonrecurring basis for the fiscal years ended March 31, 2023 and 2024:

	2023	2024
	(in millions)
Investment securities	¥3,580	¥12,628
Loans	73,282	67,955
Loans held for sale	32,146	55,064
Collateral dependent loans	41,136	12,891
Premises and equipment	5,293	2,925
Intangible assets	3,650	14,929
Goodwill	33,553	—
Other assets	74,470	40,867
Investments in equity method investees	58,061	19,978
Other	16,409	20,889
Assets held for sale	282,540	—
Loans held for sale	282,540	—
Total	¥476,368	¥139,304

Gains (Losses) Related to Instruments for which Fair Value Option was Elected
The following table presents the gains or losses recorded for the fiscal years ended March 31, 2022, 2023 and 2024 related to the eligible instruments for which the MUFG Group elected the fair value option:

	2022			2023			2024
	Trading account profits (losses)	Foreign exchange gains (losses)	Total changes in fair value	Trading account profits (losses)	Foreign exchange gains (losses)	Total changes in fair value	Trading account profits (losses)	Foreign exchange gains (losses)	Total changes in fair value
	(in millions)
Financial assets:
Trading account securities	¥(984,605)	¥1,752,995	¥768,390	¥(1,180,311)	¥1,369,071	¥188,760	¥(173,290)	¥2,176,389	¥2,003,099
Total	¥(984,605)	¥1,752,995	¥768,390	¥(1,180,311)	¥1,369,071	¥188,760	¥(173,290)	¥2,176,389	¥2,003,099
Financial liabilities:
Other short-term borrowings(1)	¥5,552	¥—	¥5,552	¥(3,626)	¥—	¥(3,626)	¥3,690	¥—	¥3,690
Long-term debt(1)	50,082	—	50,082	40,944	—	40,944	(20,426)	—	(20,426)
Total	¥55,634	¥—	¥55,634	¥37,318	¥—	¥37,318	¥(16,736)	¥—	¥(16,736)

Note:
(1)Changes in the value attributable to the instrument-specific credit risk related to those financial liabilities were not material.
Differences between Aggregate Fair Value and Aggregate Remaining Contractual Principal Balance Outstanding
The following table presents the differences between the aggregate fair value and the aggregate remaining contractual principal balance outstanding as of March 31, 2023 and 2024 for long-term debt instruments for which the fair value option has been elected:

	2023			2024
	Remaining aggregate contractual amounts outstanding	Fair value	Fair value over (under) remaining aggregate contractual amounts outstanding	Remaining aggregate contractual amounts outstanding	Fair value	Fair value over (under) remaining aggregate contractual amounts outstanding
	(in millions)
Financial liabilities:
Long-term debt	¥501,982	¥431,338	¥(70,644)	¥246,153	¥234,909	¥(11,244)
Total	¥501,982	¥431,338	¥(70,644)	¥246,153	¥234,909	¥(11,244)

Summary of Carrying Amounts and Estimated Fair Values of Financial Instruments Not Carried at Fair Value on a Recurring Basis on Consolidated Balance Sheets by Level
The following is a summary of carrying amounts and estimated fair values by level within the fair value hierarchy of financial instruments which are not carried at fair value on a recurring basis in the accompanying consolidated balance sheets as of March 31, 2023 and 2024:

	Carrying amount	Estimated fair value
At March 31, 2023		Total	Level 1	Level 2	Level 3
	(in billions)
Financial assets:
Cash and due from banks	¥60,051	¥60,051	¥60,051	¥—	¥—
Interest-earning deposits in other banks	53,990	53,990	—	53,990	—
Call loans and funds sold	1,802	1,802	—	1,802	—
Receivables under resale agreements	14,059	14,059	—	14,059	—
Receivables under securities borrowing transactions	4,556	4,556	—	4,556	—
Investment securities	21,520	21,386	13,527	5,354	2,505
Loans, net of allowance for credit losses(1)	118,679	118,933	2	263	118,668
Other financial assets(2)	10,108	10,108	—	10,108	—
Financial liabilities:
Deposits
Non-interest-bearing	¥37,804	¥37,804	¥—	¥37,804	¥—
Interest-bearing	197,500	197,573	—	197,573	—
Total deposits	235,304	235,377	—	235,377	—
Call money and funds purchased	3,438	3,438	—	3,438	—
Payables under repurchase agreements	40,132	40,132	—	40,132	—
Payables under securities lending transactions	1,138	1,138	—	1,138	—
Due to trust account and other short-term borrowings	14,260	14,260	—	14,260	—
Long-term debt	38,704	37,928	—	37,928	—
Other financial liabilities	9,595	9,595	—	9,595	—

	Carrying amount	Estimated fair value
At March 31, 2024		Total	Level 1	Level 2	Level 3
	(in billions)
Financial assets:
Cash and due from banks	¥4,392	¥4,392	¥4,392	¥—	¥—
Interest-earning deposits in other banks	105,632	105,632	—	105,632	—
Call loans and funds sold	1,738	1,738	—	1,738	—
Receivables under resale agreements	18,495	18,495	—	18,495	—
Receivables under securities borrowing transactions	5,001	5,001	—	5,001	—
Investment securities	24,844	24,558	14,522	7,457	2,579
Loans, net of allowance for credit losses(1)	126,572	126,746	2	295	126,449
Other financial assets(2)	11,787	11,787	—	11,787	—
Financial liabilities:
Deposits
Non-interest-bearing	¥38,787	¥38,787	¥—	¥38,787	¥—
Interest-bearing	207,659	207,808	—	207,808	—
Total deposits	246,446	246,595	—	246,595	—
Call money and funds purchased	5,094	5,094	—	5,094	—
Payables under repurchase agreements	35,711	35,711	—	35,711	—
Payables under securities lending transactions	1,017	1,017	—	1,017	—
Due to trust account and other short-term borrowings	15,743	15,743	—	15,743	—
Long-term debt	39,743	39,010	—	39,010	—
Other financial liabilities	9,473	9,473	—	9,473	—

Notes:
(1)Includes loans held for sale and collateral dependent loans measured at fair value on a nonrecurring basis. Refer to “Assets and Liabilities Measured at Fair Value on a Nonrecurring Basis” for the details of the level classification.
(2)Excludes investments in equity method investees of ¥3,482 billion and ¥4,113 billion at March 31, 2023 and 2024, respectively.